Equity - Additional Information (Details) - EUR (€)						12 Months Ended
	Apr. 06, 2022	Mar. 02, 2022	Dec. 22, 2021	Sep. 01, 2021	Feb. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 06, 2021	Mar. 02, 2021	Jan. 31, 2021
Disclosure of classes of share capital [line items]
Shareholder paid-in and registered period for double voting rights (in years)						2 years
Number of shares in entity held to entitle double voting rights (in shares)						2,347,639
Percentage of double voting rights						4.71%
Capital increase						€ 65,332,000	€ 0	€ 126,479,000
Number of shares issued during period (in shares)			3,985,239
+ Proceeds from issue of share capital (net)			€ 28,000,000			€ 27,972,000	€ 7,000	€ 126,486,000
Total number of shares comprising the share capital (in shares)						49,815,489	38,888,379	38,858,617
Share capital amount						€ 12,453,872.25
Shares authorized (in shares)						49,815,489
Nominal value (in EUR per share)						€ 0.25
Additional share based instruments issued (in shares)						323,125
Other movements						€ 0	€ 268,000	€ (43,000)
OCEANE
Disclosure of classes of share capital [line items]
Capital increase	€ 297,812.5	€ 664,578.75		€ 13,750,000	€ 759,327.25
Issuance of new shares (in shares)				55,000					1,191,250	2,658,312
Number of shares issued during period (in shares)					3,037,309
Total number of shares comprising the share capital (in shares)											1,923,662
Initial Public Offering
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)								7,647,500
Gross amount received from issuance of shares								€ 137,600,000
AGA S 2018
Disclosure of classes of share capital [line items]
Number of shares vested (in shares)							29,762
AGA S 2016-2
Disclosure of classes of share capital [line items]
Number of shares vested (in shares)								7,796
AGA S 2017-1
Disclosure of classes of share capital [line items]
Number of shares vested (in shares)								19,400